UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21756
                                                    -----------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                               ------------

                   Date of reporting period: JANUARY 31, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                                 DESCRIPTION                          COUPON   MATURITY       VALUE
-------------   ------------------------------------------------------------   ------   --------   -------------
ASSET-BACKED SECURITIES - 84.3%

                ABCLO, Ltd.
$   1,750,000      Series 2007-1A, Class D (b) (c) .........................    8.16%   04/15/21   $   1,386,875
                ACE Securities Corp., Home Equity Loan Trust
      504,354      Series 2003-OP1, Class B ................................    6.00%   12/25/33         199,688
      723,714      Series 2004-HE4, Class M11 (c) ..........................    6.88%   12/25/34         131,166
    2,000,000      Series 2005-HE5, Class M10 (c) ..........................    6.38%   08/25/35         140,000
      809,650      Series 2005-SL1, Class M7 ...............................    6.50%   06/25/35           7,683
    3,000,000      Series 2007-HE4, Class M8 (c) ...........................    5.88%   05/25/37         352,500
                ACLC Business Loan Receivables Trust
    2,577,855      Series 1999-1, Class A3 (b) .............................    7.39%   08/15/20       2,547,793
    2,499,846      Series 1999-2, Class B (b) ..............................    8.75%   01/15/21       2,374,853
                Aircraft Finance Trust
    1,152,323      Series 1999-1A, Class A2 (b) (c) ........................    4.74%   05/15/24       1,094,707
                Atherton Franchisee Loan Funding
      647,235      Series 1999-A, Class A2 (b) .............................    7.23%   03/15/21         678,759
                Bear Stearns Asset Backed Security Trust
    4,000,000      Series 2007-HE3, Class M9 (c) ...........................    5.63%   04/25/37         600,000
                Bear Stearns Second Lien Trust
    2,000,000      Series 2007-1, Class 2B1 (c) ............................    6.38%   08/25/37         200,000
    2,878,000      Series 2007-1, Class 2M6 (c) ............................    6.38%   08/25/37         496,455
                BNC Mortgage Loan Trust
    5,750,000      Series 2007-2, Class B1 (b) (c) .........................    5.88%   05/25/37       1,150,000
    1,400,000      Series 2007-2, Class B2 (b) (c) .........................    5.88%   05/25/37         168,000
    1,766,000      Series 2007-3, Class B2 (b) (c) .........................    5.88%   07/25/37         353,200
                Bombardier Capital Mortgage Securitization Corp.
      351,641      Series 1999-B, Class A1B ................................    6.61%   09/15/10         223,563
      900,296      Series 1999-B, Class A3 .................................    7.18%   12/15/15         605,468
                Conseco Finance Securitizations Corp.
    4,004,898      Series 2000-6, Class M1 .................................    7.72%   09/01/31       1,051,701
                EMAC Owner Trust, LLC
    1,321,905      Series 1998-1, Class A3 (b) .............................    6.63%   01/15/25       1,202,933
    1,370,054      Series 2000-1, Class A1 (b) .............................    6.50%   01/15/27         986,439
    1,755,033      Series 2000-1, Class A2 (b) .............................    6.50%   01/15/27       1,263,624
                Falcon Franchise Loan Trust
    4,905,000      Series 2000-1, Class E (b) ..............................    6.50%   04/05/16       3,703,409
    4,231,000      Series 2003-1, Class E (b) ..............................    6.00%   01/05/25       2,412,838
                FFCA Secured Lending Corp.
    5,000,000      Series 1998-1, Class D1 (b) .............................    7.81%   10/18/25       4,035,208
    5,000,000      Series 1999-2, Class B1 (b) .............................    8.27%   05/18/26       2,610,393
                FMAC Loan Receivables Trust
    1,305,823      Series 1997-B, Class A (b) ..............................    6.85%   09/15/19       1,329,026
    6,200,000      Series 1998-CA, Class A3 (b) ............................    6.99%   09/15/20       5,518,000
                Green Tree Financial Corp.
      394,713      Series 1997-4, Class B1 .................................    7.23%   02/15/29          92,719
    1,000,000      Series 1998-4, Class M1 .................................    6.83%   04/01/30         473,028
    5,000,000      Series 1998-6, Class M1 .................................    6.63%   06/01/30       2,830,333
    3,000,000      Series 1998-8, Class M1 .................................    6.98%   09/01/30       1,843,884
    6,939,080      Series 1999-3, Class M1 .................................    6.96%   02/01/31       1,858,451
                GreenPoint Manufactured Housing Contract Trust
   10,000,000      Series 1999-5, Class M2 .................................    9.23%   12/15/29       5,747,770


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                                 DESCRIPTION                          COUPON   MATURITY       VALUE
-------------   ------------------------------------------------------------   ------   --------   -------------
ASSET-BACKED SECURITIES - (CONTINUED)

                GSAMP Trust
$   1,804,131      Series 2004-AR2, Class B4 (b) ...........................    5.00%   08/25/34   $     360,826
    1,000,000      Series 2006-S3, Class A2 ................................    5.77%   05/25/36         358,990
      967,266      Series 2006-S5, Class A1 (c) ............................    3.47%   09/25/36         446,734
                Halyard Multi Asset CBO I, Ltd.
    3,141,523      Series 1A, Class B (b) (c) ..............................    6.52%   03/24/10       2,261,897
                Helios Series I Multi Asset CBO, Ltd.
    3,000,000      Series 1A, Class B (b) (c) ..............................    5.81%   12/13/36       2,070,000
                Home Equity Mortgage Trust
      471,143      Series 2005-3, Class B2 .................................    7.00%   11/25/35               0
    5,000,000      Series 2007-2, Class M3 (c) .............................    5.88%   06/25/37         100,000
                Independence lll CDO, Ltd.
    5,000,000      Series 3A, Class C1 (b) (c) .............................    7.20%   10/03/37       2,600,000
                Indymac Residential Asset Backed Trust
    2,375,000      Series 2005-B, Class M10 (c) ............................    6.88%   08/25/35       1,081,109
                Long Beach Mortgage Loan Trust
    2,000,000      Series 2006-A, Class A2 .................................    5.55%   05/25/36         620,000
                Longhorn CDO, Ltd.
    2,810,069      Series 1, Class C (b) (c) ...............................    9.35%   05/10/12       1,124,028
                Merit Securities Corp.
    4,242,500      Series 13, Class B1 (d) .................................    8.65%   12/28/33         283,587
    2,602,000      Series 13, Class M2 .....................................    8.65%   12/28/33         917,678
                Merrill Lynch Mortgage Investors Trust
    2,500,000      Series 2006-SL1, Class B4 (b) ...........................    7.50%   09/25/36         375,000
                North Street Referenced Linked Notes
    4,500,000      Series 2000-1A, Class C (b) (c) .........................    5.00%   04/28/11       2,610,000
    7,000,000      Series 2000-1A, Class D1 (b) (c) ........................    5.85%   04/28/11       4,830,000
                Oakwood Mortgage Investors, Inc.
    8,000,000      Series 2002-B, Class M1 .................................    7.62%   06/15/32       4,106,297
                Park Place Securities, Inc.
    3,689,895      Series 2004-WCW1, Class M8 (c) ..........................    6.88%   09/25/34       1,973,041
    1,301,976      Series 2004-WCW2, Class M10 (b) (c) .....................    6.13%   10/25/34         494,033
    5,000,000      Series 2005-WCW3, Class M11 (b) (c) .....................    5.88%   08/25/35         525,000
    3,000,000      Series 2005-WHQ4, Class M10 (b) (c) .....................    5.88%   09/25/35         750,000
                Pebble Creek LCDO, Ltd.
    2,000,000      Series 2007-2A, Class E (b) (c) .........................    8.13%   06/22/14       1,240,000
                Pegasus Aviation Lease Securitization III
    2,112,397      Series 2001-1A, Class A3 (b) (c) ........................    3.85%   03/10/14       1,732,166
                Rosedale CLO, Ltd.
    3,500,000      Series I-A, Class II (b) ................................    0.00%   07/24/21       2,275,000
                Signature 5, Ltd.
    1,000,000      Series 5A, Class C (b) ..................................   12.56%   10/27/12         940,000
                Soundview Home Equity Loan Trust
    1,012,472      Series 2005-A, Class B2 (b) (c) .........................    6.38%   04/25/35           5,693
    1,634,000      Series 2007-OPT3, Class M10 (b) (c) .....................    5.88%   08/25/37         212,420
                Structured Asset Investment Loan Trust
    2,013,083      Series 2004-8, Class B2 .................................    5.00%   09/25/34         117,273
                Structured Asset Securities Corp.
    3,000,000      Series 2007-BC3, Class B1 (b) (c) .......................    5.88%   05/25/47         540,000
    2,000,000      Series 2007-OSI, Class M10 (c) ..........................    5.88%   06/25/37         200,000


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                                 DESCRIPTION                          COUPON   MATURITY       VALUE
-------------   ------------------------------------------------------------   ------   --------   -------------
ASSET-BACKED SECURITIES - (CONTINUED)

                Summit CBO I, Ltd.
$   5,000,000      Series 1A, Class B (b) (c) ..............................    5.85%   05/23/11   $     700,000
                UCFC Manufactured Housing Contract
   10,000,000      Series 1998-3, Class M1 .................................    6.51%   01/15/30       3,700,000
                Wells Fargo Home Equity Trust
    3,947,000      Series 2007-2, Class B2 (b) (c) .........................    5.88%   04/25/37         394,700
                Wilbraham CBO, Ltd.
    5,000,000      Series 1A, Class A2 (b) (c) .............................    4.86%   07/13/12       4,125,000
                                                                                                   -------------

                TOTAL ASSET-BACKED SECURITIES ..................................................      93,740,938
                (Cost $137,514,891)                                                                -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%

                Adjustable Rate Mortgage Trust
    1,930,000      Series 2005-10, Class 5M5 (c) ...........................    5.58%   01/25/36          57,900
                Countrywide Alternative Loan Trust
    3,971,241      Series 2005-56, Class B4 (b) (c) ........................    4.63%   11/25/35         595,686
    3,474,836      Series 2005-56, Class M4 (c) ............................    4.30%   11/25/35       1,685,296
    3,133,927      Series 2006-OA2, Class B2 (c) ...........................    6.18%   05/20/46         918,632
                Credit Suisse Mortgage Capital Certificates
    2,425,038      Series 2006-1, Class DB5 (d) ............................    5.74%   02/25/36         355,098
    2,340,098      Series 2006-2, Class DB5 (b) ............................    5.87%   03/25/36         236,527
                CS First Boston Mortgage Securities Corp.
    1,094,428      Series 2005-11, Class DB6 (d) ...........................    6.19%   12/25/35         200,342
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
    3,690,611      Series 2007-OA4, Class M10 (c) ..........................    6.38%   08/25/47         922,941
                HarborView Mortgage Loan Trust
    4,246,936      Series 2005-9, Class B10 (c) ............................    5.71%   06/20/35       3,694,835
                                                                                                   -------------

                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ......................................       8,667,257
                (Cost $18,514,919)                                                                 -------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1%

                Banc of America Commercial Mortgage Inc.
    1,171,422      Series 2000-1, Class M (b) ..............................    6.00%   11/15/31         876,729
                Banc of America Large Loan, Inc.
    2,000,000      Series 2005-MIB1, Class L (b) (c) .......................    7.24%   03/15/22       1,715,284
                Banc of America Structural Securities Trust
    2,878,166      Series 2002-X1, Class O (b) .............................    7.00%   10/11/33       2,670,990
    2,878,166      Series 2002-X1, Class P (b) .............................    7.00%   10/11/33       2,340,909
                Bear Stearns Commercial Mortgage Securities
    1,776,400      Series 2000-WF1, Class K ................................    6.50%   02/15/32       1,081,205
                FannieMae-ACES
   13,067,515      Series 1998-M7, Class N, IO (e) (f) .....................    0.60%   05/25/36         310,154
                GE Capital Commercial Mortgage Corp.
      700,000      Series 2000-1, Class G (b). .............................    6.13%   01/15/33         619,171
                GMAC Commercial Mortgage Securities, Inc.
    1,000,000      Series 1999-C3, Class G (b) .............................    6.97%   08/15/36         975,797
                Government National Mortgage Association
  106,262,342      Series 2003-47, Class XA, IO (e) ........................    0.52%   06/16/43       6,219,344
   25,823,870      Series 2003-59, Class XA, IO (e) ........................    1.69%   06/16/34       2,116,062


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                                 DESCRIPTION                          COUPON   MATURITY       VALUE
-------------   ------------------------------------------------------------   ------   --------   -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - (CONTINUED)

                GS Mortgage Securities Corp. II
$   7,000,000      Series 1998-C1, Class H (b) .............................    6.00%   10/18/30   $   2,318,520
                LB-UBS Commercial Mortgage Trust
    3,025,000      Series 2001-C7, Class Q (b) .............................    5.87%   11/15/33       2,101,546
    2,083,703      Series 2001-C7, Class S (b) .............................    5.87%   11/15/33       1,132,209
                Morgan Stanley Capital I Inc.
      968,400      Series 1999-WF1, Class M (b) ............................    5.91%   11/15/31         607,379
                Morgan Stanley Capital I, Inc.
    2,787,919      Series 2003-IQ5, Class O (b) ............................    5.24%   04/15/38         615,743
                                                                                                   -------------

                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ....................................      25,701,042
                (Cost $29,733,798)                                                                 -------------

CORPORATE BONDS - 11.8%

    3,500,000   Americast Technologies, Inc. (b) ...........................   11.00%   12/01/14       3,171,875
    2,000,000   Coleman Cable, Inc. ........................................    9.88%   10/01/12       1,812,500
    3,500,000   Dayton Superior Corp. ......................................   13.00%   06/15/09       2,948,750
    1,500,000   Lexington Precision Corp., Units (g) .......................     N/A    08/01/09       1,455,000
                MSX International UK, MXS International Business
    3,000,000      Service FR/MXS International GmBH (b) ...................   12.50%   04/01/12       2,535,000
    1,498,000   Rafealla Apparel Group, Inc., Series B .....................   11.25%   06/15/11       1,202,145
                                                                                                   -------------

                TOTAL CORPORATE BONDS ..........................................................      13,125,270
                (Cost $14,860,523)                                                                 -------------

STRUCTURED NOTES - 4.8%

                Bacchus Ltd.
    1,225,000      Series 2006-1I, Subordinated Bond (b) ...................    0.00%   01/20/19         943,250
                InCaps Funding II Ltd./InCaps Funding II Corp.
    2,000,000      Subordinated Note (b) ...................................    0.00%   01/15/34         900,000
    3,750,000   Preferred Term Securities XXV, Ltd. (b) ....................    0.00%   06/22/37       3,524,813
                                                                                                   -------------

                TOTAL STRUCTURED NOTES .........................................................       5,368,063
                (Cost $5,638,833)                                                                  -------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)

   SHARES                                 DESCRIPTION                                                  VALUE
-------------   --------------------------------------------------------------------------------   -------------
PREFERRED SECURITIES - 5.8%

    1,450,000   Ajax Two Ltd., Series 2A (b) (h) ...............................................   $     638,000
    2,000,000   Ajax Two Ltd., Series 2X (b) (h) ...............................................         900,000
    4,000,000   Pro Rata Funding, Ltd., Inc. (b) (h) ...........................................       2,840,000
    2,000,000   Soloso CDO, Ltd., Series 2005-1 (b) (h) ........................................       1,367,500
    3,000,000   White Marlin CDO, Ltd., Series AI (b) (h) ......................................         750,000
                                                                                                   -------------

                TOTAL PREFERRED SECURITIES .....................................................       6,495,500
                (Cost $9,611,254)                                                                  -------------

                TOTAL INVESTMENTS - 137.6% .....................................................     153,098,070
                (Cost $215,874,218) (i)

                LOAN OUTSTANDING - (44.9)% .....................................................     (50,000,000)
                NET OTHER ASSETS AND LIABILITIES - 7.3% ........................................       8,179,943
                                                                                                   -------------
                NET ASSETS - 100.0% ............................................................   $ 111,278,013
                                                                                                   =============

----------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's sub-advisor (the "Sub-Advisor"). At January 31, 2008, securities noted as such amounted to $97,358,748 or 87.5% of net assets.

      (c) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2008.

      (d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 1C - Restricted Securities).

      (e)   IO - Interest only.

      (f)   ACES - Alternative Credit Enhancement Security.

      (g)   The issuer is in default. Income is not being accrued.

      (h)   Zero coupon.

      (i) Aggregate cost for federal income tax and financial reporting purposes.

      N/A   Not applicable


                 See Notes to Quarterly Portfolio of Investments          Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund (the "Fund") is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and ask prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Board of Trustees which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $82,356,840 (53.8% of total investments) as of January 31, 2008, whose values have been determined based on prices supplied by dealers in the absence of readily determinable values. These values may differ from the values that would have been used had an independent price for these investments existed, and the differences could be material. The remaining investments, with a value of $70,741,230 (46.2% of total investments), were valued by an independent pricing service.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, the valuations are deemed unreliable, or events occur after the close of the principal market for particular securities but before the Fund values its assets, that could materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase; 6) credit quality and cash flow of issuer based on external analysis;
7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets of the Fund with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of January 31, 2008, the Fund held no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the 1933 Act, normally to qualified institutional buyers. As of January 31, 2008, the Fund held restricted securities as shown in the table on the following page that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2008 (UNAUDITED)

                                                                   CARRYING
                                       ACQUISITION    PRINCIPAL      VALUE                                   % OF
SECURITY                                  DATE          VALUE      PER SHARE   CARRYING COST     VALUE     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital
   Certificates
   Series 2006-1, Class DB5,
   5.74%, 02/25/36 .................     12/15/06    $ 2,425,038     $14.64    $   1,753,557   $ 355,098      0.32%
CS First Boston Mortgage
   Securities Corp.
   Series 2005-11, Class DB6,
   6.19%, 12/25/35 .................     12/15/06      1,094,428      18.31          727,323     200,342      0.18
Merit Securities Corp.
   Series 13, Class B1,
   8.65%, 12/28/33 .................     02/20/07      4,242,500       6.68          138,845     283,587      0.25
                                                     -----------               -------------   ---------      ----
                                                     $ 7,761,966               $   2,619,725   $ 839,027      0.75%
                                                     ===========               =============   =========      ====

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of January 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,757,295, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $71,533,443.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                          March 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                          March 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer principal financial officer)

Date                          March 20, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.